Intangible assets (Detail) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Amortization of Intangible Assets	$ 76,689	$ 76,689	$ 306,757	$ 306,756